UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F
                               Form 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: 9/30/2011
Check here if Amendment []; Amendment Number:
                                               -------
This Amendment (Check only one.):               [] is a restatement.
                                                [] adds new holdings entries.

Institutional Investment Manager Filing this Report:


Name:      Luxor Capital Group, LP

Address:   1114 Avenue of the Americas, 29th Floor
           New York, New York 10036


Form 13F File Number: 028-11212


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Persons Signing this Report on Behalf of Reporting Manager:

Name:   Norris Nissim
Title:  General Counsel
Phone:  (212) 763-8000

Signature,  Place,  and  Date  of  Signing:

/s/ Norris Nissim                  New York, New York                 11/14/2011
---------------------------------  ---------------------------------  ----------
[Signature]                        [City, State]                      [Date]



Report  Type  (Check  only  one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                    0

Form 13F Information Table Entry Total:              73

Form 13F Information Table Value Total:  $    2,762,817
                                         --------------
                                         (In Thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE




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
                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- --------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                        VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- --------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
ABERCROMBIE & FITCH CO       CL A            002896207    2,432     39,500 SH       SOLE                    39,500      -    -
ALLIANCE ONE INTL INC        NOTE 5.500% 7/1 018772AQ6    6,834  8,450,000 PRN      SOLE                 8,450,000      -    -
AMC NETWORKS INC.            CL A            00164V103  154,008  4,820,269 SH       SOLE                 4,820,269      -    -
AUXILIUM PHARMACEUTICALS INC COM             05334D107   28,542  1,904,054 SH       SOLE                 1,904,054      -    -
BANK OF AMERICA CORPORATION  COM             060505104      122     20,000 SH       SOLE                    20,000      -    -
BHP BILLITON PLC             SPONSORED ADR   05545E209  131,569  2,478,686 SH       SOLE                 2,478,686      -    -
BP PLC                       SPONSORED ADR   055622104  264,177  7,324,000 SH  CALL SOLE                 7,324,000      -    -
CAPITALSOURCE INC            COM             14055X102  178,597 29,087,538 SH       SOLE                29,087,538      -    -
CAPLEASE INC                 COM             140288101   14,163  3,923,389 SH       SOLE                 3,923,389      -    -
CARDERO RES CORP             COM             14140U105    8,338  8,993,505 SH       SOLE                 8,993,505      -    -
CARTER INC                   COM             146229109    2,785     91,200 SH       SOLE                    91,200      -    -
CIGNA CORP                   COM             125509109    6,270    149,510 SH       SOLE                   149,510      -    -
COLONY FINL INC              COM             19624R106   28,101  2,175,000 SH       SOLE                 2,175,000      -    -
COMMUNITY HEALTH SYS INC NEW COM             203668108    2,815    169,192 SH       SOLE                   169,192      -    -
CONSOL ENERGY INC            COM             20854P109    2,205     65,000 SH       SOLE                    65,000      -    -
CRUDE CARRIERS CORPORATION   COM             Y1820X106    1,534    159,486 SH       SOLE                   159,486      -    -
D R HORTON INC               COM             23331A109    5,387    595,918 SH       SOLE                   595,918      -    -
DEAN FOODS CO                COM             242370104      118     13,300 SH       SOLE                    13,300      -    -
E TRADE FINANCIAL CORP       COM NEW         269246401   19,226  2,110,477 SH       SOLE                 2,110,477      -    -
E TRADE FINANCIAL CORP       NOTE 8/3        269246AZ7   23,665 26,854,000 PRN      SOLE                26,854,000      -    -
E TRADE FINANCIAL CORP       COM NEW         269246401    4,555    500,000 SH  CALL SOLE                   500,000      -    -
ENERGY CONVERSION DEVICES IN COM             292659109       32     60,400 SH  PUT  SOLE                    60,400      -    -
EXCO RESOURCES INC           COM             269279402    1,063     99,151 SH       SOLE                    99,151      -    -
EXPRESS SCRIPTS INC          COM             302182100    5,365    144,720 SH       SOLE                   144,720      -    -
FOSSIL INC.                  COM             349882100    1,409     17,388 SH       SOLE                    17,388      -    -
GENWORTH FINL INC            COM CL A        37247D106      103     18,000 SH       SOLE                    18,000      -    -
HORNBECK OFFSHORE SVCS INC N COM             440543106    2,114     84,860 SH       SOLE                    84,860      -    -
ICONIX BRAND GROUP INC       COM             451055107  107,482  6,802,672 SH       SOLE                 6,802,672      -    -
ISHARES SILVER TRUST         ISHARES         46428Q109      919     31,800 SH  CALL SOLE                    31,800      -    -
ISTAR FINL INC               FRNT 10/0       45031UBF7    9,666 11,000,000 PRN      SOLE                11,000,000      -    -
ITRON INC                    COM             465741106    1,034     35,034 SH       SOLE                    35,034      -    -
JANUS CAP GROUP INC          COM             47102X105      118     19,700 SH       SOLE                    19,700      -    -
JOURNAL COMMUNICATIONS INC   CL A            481130102    2,024    681,491 SH       SOLE                   681,491      -    -
LIBERTY MEDIA CORP           INT COM SER A   53071M104    3,271    221,496 SH       SOLE                   221,496      -    -
LIBERTY MEDIA CORP NEW       LIB STAR COM A  53071M708   73,146  1,150,811 SH       SOLE                 1,150,811      -    -
LIFEPOINT HOSPITALS INC      COM             53219L109    3,664    100,000 SH       SOLE                   100,000      -    -
LYONDELLBASELL INDUSTRIES N  SHS - A -       N53745100    2,211     90,495 SH       SOLE                    90,495      -    -
MACYS INC                    COM             55616P104    2,032     77,200 SH       SOLE                    77,200      -    -
MADISON SQUARE GARDEN INC    CL A            55826P100   18,577    814,779 SH       SOLE                   814,779      -    -
MATERION CORP                Com             576690101      940     41,467 SH       SOLE                    41,467      -    -
MEDCO HEALTH SOLUTIONS INC   COM             58405U102    6,562    139,938 SH       SOLE                   139,938      -    -
MONSTER WORLDWIDE INC        COM             611742107      113     15,800 SH       SOLE                    15,800      -    -
MPG OFFICE TR INC            COM             553274101    2,126  1,007,466 SH       SOLE                 1,007,466      -    -
NATIONAL OILWELL VARCO INC   COM             637071101    1,024     20,000 SH       SOLE                    20,000      -    -
NEWS CORP                    CL B            65248E203   39,862  2,556,875 SH       SOLE                 2,556,875      -    -
NORDION INC                  COM             65563C105   94,684 10,735,180 SH       SOLE                10,735,180      -    -
OVERSEAS SHIPHOLDING GROUP I COM             690368105    9,001    655,081 SH       SOLE                   655,081      -    -
PANERA BREAD CO              CL A            69840W108    7,899     76,000 SH       SOLE                    76,000      -    -
ROWAN COS INC                COM             779382100    1,975     65,407 SH       SOLE                    65,407      -    -
ROYAL BK SCOTLAND GROUP PLC  SP ADR PREF M   780097796    7,203    673,775 SH       SOLE                   673,775      -    -
ROYAL BK SCOTLAND GROUP PLC  ADR PREF SER N  780097770    3,782    356,498 SH       SOLE                   356,498      -    -
ROYAL BK SCOTLAND GROUP PLC  ADR PFD SER P   780097762    1,955    186,178 SH       SOLE                   186,178      -    -
ROYAL BK SCOTLAND GROUP PLC  ADR PREF SHS Q  780097754    4,906    431,461 SH       SOLE                   431,461      -    -
ROYAL BK SCOTLAND GROUP PLC  ADR PREF SHS R  780097747    1,885    182,500 SH       SOLE                   182,500      -    -
ROYAL BK SCOTLAND GROUP PLC  SP ADR PREF S   780097739    3,781    340,326 SH       SOLE                   340,326      -    -
ROYAL BK SCOTLAND GROUP PLC  SP ADR PREF T   780097713    7,194    596,982 SH       SOLE                   596,982      -    -
SCRIPPS E W CO OHIO          CL A NEW        811054402    9,693  1,384,646 SH       SOLE                 1,384,646      -    -
SEARCHMEDIA HOLDINGS LTD     SHS             G8005Y106    2,182  1,306,632 SH       SOLE                 1,306,632      -    -
SINA CORP                    ORD             G81477104   27,744    387,437 SH       SOLE                   387,437      -    -
SPDR GOLD TRUST              GOLD SHS        78463V107    2,237     14,150 SH       SOLE                    14,150      -    -

                                                  FORM 13F INFORMATION TABLE

          COLUMN 1              COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
---------------------------- --------------- --------- -------- ------------------- ---------- -------- ----------------------
                                                        VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER      VOTING AUTHORITY
       NAME OF ISSUER        TITLE OF CLASS    CUSIP   (x$1000)  PRN AMT   PRN CALL DISCRETION MANAGERS    SOLE    SHARED NONE
---------------------------- --------------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
SPDR GOLD TRUST              GOLD SHS        78463V107  769,152  4,866,200 SH  CALL SOLE                 4,866,200      -    -
SPDR S&P 500 ETF TR          TR UNIT         78462F103  339,450  3,000,000 SH  PUT  SOLE                 3,000,000      -    -
SPROTT PHYSICAL GOLD TRUST   UNIT            85207H104   17,176  1,224,255 SH       SOLE                 1,224,255      -    -
SUNCOKE ENERGY INC           COM             86722A103    1,320    120,000 SH       SOLE                   120,000      -    -
SUNSTONE HOTEL INVS INC      COM             867892101   58,969 10,363,603 SH       SOLE                10,363,603      -    -
TARGET CORP                  COM             87612E106    9,318    190,000 SH       SOLE                   190,000      -    -
TERNIUM SA                   SPON ADR        880890108   77,336  3,712,707 SH       SOLE                 3,712,707      -    -
USEC INC                     COM             90333E108      637    395,900 SH  CALL SOLE                   395,900      -    -
WESTERN DIGITAL CORP         COM             958102105    1,406     54,682 SH       SOLE                    54,682      -    -
WILLIAMS SONOMA INC          COM             969904101    8,929    290,000 SH       SOLE                   290,000      -    -
XENOPORT INC                 COM             98411C100   12,926  2,190,775 SH       SOLE                 2,190,775      -    -
XEROX CORP                   COM             984121103  100,096 14,361,042 SH       SOLE                14,361,042      -    -
XEROX CORP                   COM             984121103    9,679  1,388,700 SH  CALL SOLE                 1,388,700      -    -


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